RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES - Part 1 (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Designated as Hedging Instrument [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member]	Dec. 31, 2013 Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member]	Dec. 31, 2013 Commodity Contract [Member] Designated as Hedging Instrument [Member] Physical Derivative Instrument [Member]	Dec. 31, 2012 Commodity Contract [Member] Designated as Hedging Instrument [Member] Physical Derivative Instrument [Member]	Dec. 31, 2013 Commodity Contract [Member] Designated as Hedging Instrument [Member] Financial Derivative Instrument [Member]	Dec. 31, 2012 Commodity Contract [Member] Designated as Hedging Instrument [Member] Financial Derivative Instrument [Member]	Dec. 31, 2013 Commodity Contract [Member] Not Designated as Hedging Instrument [Member] Physical Derivative Instrument [Member] Non Trading [Member]	Dec. 31, 2012 Commodity Contract [Member] Not Designated as Hedging Instrument [Member] Physical Derivative Instrument [Member] Non Trading [Member]	Dec. 31, 2013 Interest Rate Contract [Member] Designated as Hedging Instrument [Member]	Dec. 31, 2012 Interest Rate Contract [Member] Designated as Hedging Instrument [Member]	Dec. 31, 2012 Cash Flow Hedging [Member] Forward Starting Interest Rate Swap [Member] Oneok Partners [Member]	Dec. 31, 2013 Purchasor [Member] Cash Flow Hedging [Member] Forwards and Swaps Contracts [Member] Interest Rate Forward Starting Swaps [Member]	Dec. 31, 2013 Natural Gas Liquids [Member]	Dec. 31, 2012 Natural Gas Liquids [Member]	Dec. 31, 2013 Natural Gas Gathering And Processing [Member]	Dec. 31, 2012 Natural Gas Gathering And Processing [Member]	Dec. 31, 2014 Subsequent Event [Member] Purchasor [Member] Cash Flow Hedging [Member] Forwards and Swaps Contracts [Member] Interest Rate Forward Starting Swaps [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net																	$ 0	$ 0	$ 0	$ 0
Assets	62,995,000	28,505,000	62,036,000	28,505,000	959,000	0	1,064,000	0	6,469,000	17,582,000	959,000	0	54,503,000	10,923,000
(Liabilities)	(8,570,000)	(2,455,000)	(8,570,000)	(2,455,000)	0	0	(3,463,000)	0	(5,107,000)	(2,455,000)	0	0	0	0
Notional Amount Of Cash Flow Hedge Instruments Greater Than 12 Months															400,000,000	400,000,000
Notional Amount Of Cash Flow Hedge Instruments Less Than 12 Months																					$ 500,000,000